As filed with the Securities and Exchange Commission on October 10, 2014
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	460	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	462	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment incorporates by reference Parts A and B of the Trust’s Post-Effective Amendment No. 430, filed on March 21, 2014.  The sole purpose of this Post-Effective Amendment No. 460 is to file exhibits.

TRUST FOR PROFESSIONAL MANAGERS
PART C

GERSTEIN FISHER FUNDS

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust, previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(ii)
Amended and Restated Declaration of Trust, previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)	(1)	(i)
Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 277 to its Registration Statement on Form N-1A with the SEC on December 19, 2011, and is incorporated by reference.

(ii)
First Amendment to Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 366 to its Registration Statement on Form N-1A with the SEC on March 25, 2013, and is incorporated by reference.

(e)			Distribution Agreement – Filed Herewith.
(g)	(1)	(i)	Custody Agreement previously filed with Registrant’s Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A with the SEC on November 23, 2009, and is incorporated by reference.
(ii)
First Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 277 to its Registration Statement on Form N-1A with the SEC on December 19, 2011, and is incorporated by reference.

(iii)
Second Amendment to the Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 366 to its Registration Statement on Form N-1A with the SEC on March 25, 2013, and is incorporated by reference.

(iv)
Third Amendment to the Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 366 to its Registration Statement on Form N-1A with the SEC on March 25, 2013, and is incorporated by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement previously filed with Registrant’s Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A with the SEC on November 23, 2009, and is incorporated by reference.

(ii)
First Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 277 to its Registration Statement on Form N-1A with the SEC on December 19, 2011, and is incorporated by reference.

(iii)
Second Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 366 to its Registration Statement on Form N-1A with the SEC on March 25, 2013, and is incorporated by reference.

(iv)
Third Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 366 to its Registration Statement on Form N-1A with the SEC on March 25, 2013, and is incorporated by reference.

	(2)	(i)
Transfer Agent Servicing Agreement previously filed with Registrant’s Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A with the SEC on November 23, 2009, and is incorporated by reference.

(ii)
First Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 277 to its Registration Statement on Form N-1A with the SEC on December 19, 2011, and is incorporated by reference.

(iii)
Second Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 366 to its Registration Statement on Form N-1A with the SEC on March 25, 2013, and is incorporated by reference.

(iv)
Third Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 366 to its Registration Statement on Form N-1A with the SEC on March 25, 2013, and is incorporated by reference.

	(3)	(i)
Fund Accounting Servicing Agreement previously filed with Registrant’s Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A with the SEC on November 23, 2009, and is incorporated by reference.

(ii)
First Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 277 to its Registration Statement on Form N-1A with the SEC on December 19, 2011, and is incorporated by reference.

(iii)
Second Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 366 to its Registration Statement on Form N-1A with the SEC on March 25, 2013, and is incorporated by reference.

(iv)
Third Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 366 to its Registration Statement on Form N-1A with the SEC on March 25, 2013, and is incorporated by reference.

(4)
Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 428 to its Registration Statement on Form N-1A with the SEC on February 14, 2014, and is incorporated by reference.

	(5)	(i)
Amended and Restated Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 277 to its Registration Statement on Form N-1A with the SEC on December 19, 2011, and is incorporated by reference.

(ii)
First Amendment to Amended and Restated Operating Expenses Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 366 to its Registration Statement on Form N-1A with the SEC on March 25, 2013, and is incorporated by reference.

(i)			Legal Opinions.
(1)
Opinion and Consent of Counsel (Gerstein Fisher Multi-Factor Growth Equity Fund) was previously filed with Registrant’s Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A with the SEC on November 23, 2009, and is incorporated by reference.

(2)
Opinion and Consent of Counsel (Gerstein Fisher Multi-Factor International Growth Equity Fund) was previously filed with Registrant’s Post-Effective Amendment No. 277 to its Registration Statement on Form N-1A with the SEC on December 19, 2011, and is incorporated by reference.

(3)
Opinion and Consent of Counsel (Gerstein Fisher Multi-Factor Global Real Estate Securities Fund) was previously filed with Registrant’s Post-Effective Amendment No. 366 to its Registration Statement on Form N-1A with the SEC on March 25, 2013, and is incorporated by reference.

	(4)	Consent of Counsel – Not Applicable.
(j)		Other Opinions.
	(1)	Consent of Independent Registered Public Accounting Firm – Not Applicable.
(k)		Omitted Financial Statements – Not Applicable.
(l)
Agreement Relating to Initial Capital was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)		Rule 12b-1 Plan – Not Applicable.
(n)		Rule 18f-3 Plan – Not Applicable.
(o)		Reserved.
(p)		Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 322 to its Registration Statement on Form N-1A with the SEC on June 26, 2012, and is incorporated by reference.

(2)
Code of Ethics for Fund and Adviser was previously filed with Registrant’s Post-Effective Amendment No. 430 to its Registration Statement on Form N-1A with the SEC on March 21, 2014, and is incorporated by reference.

(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 430 to its Registration Statement on Form N-1A with the SEC on March 21, 2014, and is incorporated by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification.

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser.

Gerstein, Fisher & Associates, Inc. (the “Adviser”) serves as the investment adviser for the Gerstein Fisher Fund.  The principal business address of the Adviser is 565 Fifth Avenue, 27th Floor, New York, NY 10017.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), and dated June 17, 2014.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.    Principal Underwriter.

(a)           GFA Securities, LLC, the Registrant’s principal underwriter, does not currently act as principal underwriter for any investment companies other than Gerstein, Fisher & Associates, Inc.

(b)           Not applicable.

(c)           Not applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Gerstein, Fisher & Associates, Inc. 565 Fifth Avenue, 27th Floor New York, NY 10017
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	GFA Securities, LLC 565 Fifth Avenue, 27th Floor New York, New York 10017

Item 34.    Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 460 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 460 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 10th day of October, 2014.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ John P. Buckel
        John P. Buckel
        President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 460 to its Registration Statement has been signed below on October 10, 2014, by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By:       /s/ John P. Buckel
John P. Buckel
*Attorney-in-Fact pursuant to Power of Attorney
                 previously filed with Registrant’s Post-Effective
                Amendment No. 428 to its Registration Statement
                on Form N-1A with the SEC on February 14, 2014,
                and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Distribution Agreement	EX-99.e